Cash and cash equivalents (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 32,806	$ 28,577
Cash equivalents	216,848	72,214
Cash and cash equivalents	249,654	$ 100,791	$ 90,059	$ 78,420
Proceeds from sale portion of other financial assets	19,600
Proceeds from redemption of marketable securities	$ 19,700